Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule Of Principal Balance Outstanding
These guarantees can be called upon following a payment default. The outstanding principal balances on each loan facility as at December 31, 2017 and 2016 were as follows:

	As at
	Dec 31, 2017	Dec 31, 2016
NIBC Bank Facility	8,885,000	10,305,000
CACIB Bank Facility	34,100,000	36,900,000
ABN/DVB/NIBC Joint Bank Facility	162,115,591	204,090,550
Nordea/SEB Joint Bank Facility	132,272,938	142,688,402
ABN AMRO Facility	64,201,180	70,282,505
ABN Revolving Facility	11,092,158	—
Total debt	412,666,867	464,266,457
Deferred finance fees	(8,243,297)	(11,053,351)
Net total debt	404,423,570	453,213,106
Current portion of long-term debt	39,282,538	44,313,149
Current portion of deferred finance fees	(2,210,990)	(2,485,669)
Total current portion of long-term debt	37,071,548	41,827,480
Non-current portion of long-term debt	367,352,022	411,385,626

Schedule of minimum Repayments under Loan Facilities
Future minimum scheduled repayments under Ardmore’s loan facilities for each year are as follows:

As at Dec 31, 2017
2018	39,282,538
2019	38,856,620
2020	38,856,620
2021	41,159,894
2022	189,430,411
2023	65,080,784
412,666,867